Offsetting of Derivatives, Repurchase Agreements, and Securities Lending Transactions (Detail) - JPY (¥)	Sep. 30, 2022	Mar. 31, 2022
Offsetting Derivative Assets [Abstract]
Derivative assets, Net amounts presented in the condensed consolidated balance sheet	¥ 16,529,000,000,000	¥ 10,534,000,000,000
Offsetting Securities Borrowed [Abstract]
Receivables under securities borrowing transactions, Net amounts presented in the condensed consolidated balance sheet	4,487,405,000,000	4,496,376,000,000
Offsetting Derivative Liabilities [Abstract]
Derivative liabilities, Net amounts presented in the condensed consolidated balance sheet	17,515,000,000,000	10,895,000,000,000
Offsetting Securities Sold under Agreements to Repurchase [Abstract]
Payables under repurchase agreements, Gross amounts of recognized assets/liabilities	36,876,000,000,000	29,717,000,000,000
Offsetting Securities Loaned [Abstract]
Payables under securities lending transactions, Gross amounts of recognized assets/liabilities	991,000,000,000	1,097,000,000,000
Payables under securities lending transactions, Net amounts presented in the condensed consolidated balance sheet	901,612,000,000	1,021,887,000,000
Offsetting Obligations To Return Securities Received As Collateral [Abstract]
Obligations to return securities received as collateral, Gross amounts of recognized assets/liabilities	6,752,000,000,000	6,826,000,000,000
Financial Instruments including those of transferred business of MUFG Union Bank
Offsetting Derivative Assets [Abstract]
Derivative assets, Gross amounts of recognized assets/liabilities	16,614,000,000,000	10,611,000,000,000
Derivative assets, Gross amounts offset in the condensed consolidated balance sheet	0	0
Derivative assets, Net amounts presented in the condensed consolidated balance sheet	16,614,000,000,000	10,611,000,000,000
Derivative assets, Gross amounts not offset in the condensed consolidated balance sheet, Financial instruments	(11,671,000,000,000)	(7,032,000,000,000)
Derivative assets, Gross amounts not offset in the condensed consolidated balance sheet, Cash collateral received/pledged	(1,633,000,000,000)	(620,000,000,000)
Derivative assets, Net amounts	3,310,000,000,000	2,959,000,000,000
Offsetting Securities Purchased under Agreements to Resell [Abstract]
Receivables under resale agreements, Gross amounts of recognized assets/liabilities	15,660,000,000,000	14,527,000,000,000
Receivables under resale agreements, Gross amounts offset in the condensed consolidated balance sheet	(2,276,000,000,000)	(2,024,000,000,000)
Receivables under resale agreements, Net amounts presented in the condensed consolidated balance sheet	13,384,000,000,000	12,503,000,000,000
Receivables under resale agreements, Gross amounts not offset in the condensed consolidated balance sheet, Financial instruments	(12,687,000,000,000)	(11,614,000,000,000)
Receivables under resale agreements, Gross amounts not offset in the condensed consolidated balance sheet, Cash collateral received/pledged	(36,000,000,000)	(29,000,000,000)
Receivables under resale agreements, Net amounts	661,000,000,000	860,000,000,000
Offsetting Securities Borrowed [Abstract]
Receivables under securities borrowing transactions, Gross amounts of recognized assets/liabilities	4,576,000,000,000	4,571,000,000,000
Receivables under securities borrowing transactions, Gross amounts offset in the condensed consolidated balance sheet	(89,000,000,000)	(75,000,000,000)
Receivables under securities borrowing transactions, Net amounts presented in the condensed consolidated balance sheet	4,487,000,000,000	4,496,000,000,000
Receivables under securities borrowing transactions, Gross amounts not offset in the condensed consolidated balance sheet, Financial instruments	(4,397,000,000,000)	(4,367,000,000,000)
Receivables under securities borrowing transactions, Gross amounts not offset in the condensed consolidated balance sheet, Cash collateral received/pledged	0	0
Receivables under securities borrowing transactions, Net amounts	90,000,000,000	129,000,000,000
Offsetting Derivative Asset, Securities Purchased under Agreements to Resell, Securities Borrowed [Abstract]
Financial assets, Gross amounts of recognized assets/liabilities, Total	36,850,000,000,000	29,709,000,000,000
Financial assets, Gross amounts offset in the condensed consolidated balance sheet, Total	(2,365,000,000,000)	(2,099,000,000,000)
Financial assets, Net amounts presented in the condensed consolidated balance sheet, Total	34,485,000,000,000	27,610,000,000,000
Financial assets, Gross amounts not offset in the condensed consolidated balance sheet, Financial instruments, Total	(28,755,000,000,000)	(23,013,000,000,000)
Financial assets, Gross amounts not offset in the condensed consolidated balance sheet, Cash collateral received/pledged, Total	(1,669,000,000,000)	(649,000,000,000)
Financial assets, Net amounts, Total	4,061,000,000,000	3,948,000,000,000
Offsetting Derivative Liabilities [Abstract]
Derivative liabilities, Gross amounts of recognized assets/liabilities	17,646,000,000,000	10,948,000,000,000
Derivative liabilities, Gross amounts offset in the condensed consolidated balance sheet	0	0
Derivative liabilities, Net amounts presented in the condensed consolidated balance sheet	17,646,000,000,000	10,948,000,000,000
Derivative liabilities, Gross amounts not offset in the condensed consolidated balance sheet, Financial instruments	(11,070,000,000,000)	(6,749,000,000,000)
Derivative liabilities, Gross amounts not offset in the condensed consolidated balance sheet, Cash collateral received/pledged	(2,586,000,000,000)	(2,225,000,000,000)
Derivative liabilities, Net amounts	3,990,000,000,000	1,974,000,000,000
Offsetting Securities Sold under Agreements to Repurchase [Abstract]
Payables under repurchase agreements, Gross amounts of recognized assets/liabilities	36,876,000,000,000	29,717,000,000,000
Payables under repurchase agreements, Gross amounts offset in the condensed consolidated balance sheet	(2,238,000,000,000)	(1,991,000,000,000)
Payables under repurchase agreements, Net amounts presented in the condensed consolidated balance sheet	34,638,000,000,000	27,726,000,000,000
Payables under repurchase agreements, Gross amounts not offset in the condensed consolidated balance sheet, Financial instruments	(33,635,000,000,000)	(26,115,000,000,000)
Payables under repurchase agreements, Gross amounts not offset in the condensed consolidated balance sheet, Cash collateral received/pledged	(55,000,000,000)	(85,000,000,000)
Payables under repurchase agreements, Net amounts	948,000,000,000	1,526,000,000,000
Offsetting Securities Loaned [Abstract]
Payables under securities lending transactions, Gross amounts of recognized assets/liabilities	991,000,000,000	1,097,000,000,000
Payables under securities lending transactions, Gross amounts offset in the condensed consolidated balance sheet	(89,000,000,000)	(75,000,000,000)
Payables under securities lending transactions, Net amounts presented in the condensed consolidated balance sheet	902,000,000,000	1,022,000,000,000
Payables under securities lending transactions, Gross amounts not offset in the condensed consolidated balance sheet, Financial instruments	(879,000,000,000)	(990,000,000,000)
Payables under securities lending transactions, Gross amounts not offset in the condensed consolidated balance sheet, Cash collateral received/pledged	(7,000,000,000)	(5,000,000,000)
Payables under securities lending transactions, Net amounts	16,000,000,000	27,000,000,000
Offsetting Obligations To Return Securities Received As Collateral [Abstract]
Obligations to return securities received as collateral, Gross amounts of recognized assets/liabilities	6,752,000,000,000	6,826,000,000,000
Obligations to return securities received as collateral, Gross amounts offset in the condensed consolidated balance sheet	0	0
Obligations to return securities received as collateral, Net amounts presented in the condensed consolidated balance sheet	6,752,000,000,000	6,826,000,000,000
Obligations to return securities received as collateral, Gross amounts not offset in the condensed consolidated balance sheet, Financial instruments	(1,736,000,000,000)	(1,864,000,000,000)
Obligations to return securities received as collateral, Gross amounts not offset in the condensed consolidated balance sheet, Cash collateral received/pledged	0	0
Obligations to return securities received as collateral, Net amounts	5,016,000,000,000	4,962,000,000,000
Offsetting Derivative Liability, Securities Sold under Agreements to Repurchase, Securities Loaned [Abstract]
Financial liabilities, Gross amounts of recognized assets/liabilities, Total	62,265,000,000,000	48,588,000,000,000
Financial liabilities, Gross amounts offset in the condensed consolidated balance sheet, Total	(2,327,000,000,000)	(2,066,000,000,000)
Financial liabilities, Net amounts presented in the condensed consolidated balance sheet, Total	59,938,000,000,000	46,522,000,000,000
Financial liabilities, Gross amounts not offset in the condensed consolidated balance sheet, Financial instruments, Total	(47,320,000,000,000)	(35,718,000,000,000)
Financial liabilities, Gross amounts not offset in the condensed consolidated balance sheet, Cash collateral received/pledged, Total	(2,648,000,000,000)	(2,315,000,000,000)
Financial liabilities, Net amounts, Total	¥ 9,970,000,000,000	¥ 8,489,000,000,000